STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

February 12, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Keith A. O’Connell

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 52 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed in order to add two new series to the Fund – Lazard Emerging Markets Equity Select Portfolio (the “Emerging Markets Select Portfolio”) and Lazard Emerging Markets Multi-Strategy Portfolio (the “Emerging Markets Multi-Strategy Portfolio,” and together, the “New Portfolios”) and to conform the prospectus to new Form N-1A requirements, including the addition of a summary section to the prospectus. The Amendment also is being filed in order to update certain financial and other information. The prospectus and statement of additional information included in the Amendment are marked to show changes from Amendment No. 49 to the Registration Statement, which was filed on April 29, 2009.

Lazard Emerging Markets Equity Select Portfolio. The Emerging Markets Select Portfolio’s investment objective is to seek long-term capital appreciation. The Emerging Markets Select Portfolio will invest primarily in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of non-U.S. companies whose principal activities are located in emerging market countries. Under normal circumstances, the Emerging Markets Select Portfolio will invest at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The types of investments the Emerging Markets Select Portfolio may make are those in which other Fund portfolios may invest. Disclosure regarding such investments is the same as the existing disclosure for such other portfolios, which has previously been reviewed by the staff (the “Staff”) of the Securities and Exchange Commission. The distribution of the Emerging Markets Select Portfolio’s Institutional Shares and Open Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Lazard Emerging Markets Multi-Strategy Portfolio. The Emerging Markets Multi-Strategy Portfolio’s investment objective is to seek long-term capital appreciation. The Emerging Markets Multi-Strategy Portfolio will invest primarily in common stock of open-end management investment companies managed by Lazard Asset Management LLC, the New Portfolio’s investment manager, which provide exposure to securities of non-U.S. companies whose principal activities are located in emerging market countries (collectively, the “Underlying EM Funds”). The Underlying EM Funds invest primarily in equity securities, including common stocks, of non-U.S. companies whose principal activities are located in emerging market countries.

The types of investments the Emerging Markets Multi-Strategy Portfolio may make, by investing in the Underlying EM Funds, are those in which other Fund portfolios may invest. Disclosure regarding such investments is the same as the existing disclosure for such other portfolios, which has previously been reviewed by the Staff. The distribution of the Emerging Markets Multi-Strategy Portfolio’s Institutional Shares and Open Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to complete financial and other information, to respond to any comments the Staff may have on the Amendment and to file outstanding exhibits.

Please telephone the undersigned at 212.806.6141, or Linda Y. Kim of this office at 212.806.6173, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc:	Linda Y. Kim